Related party transactions (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Summary of related party transactions outstanding
The following amounts were outstanding at 30 June 2021:

	30 June 2021	31 December 2020
	£m	£m
Amounts owed by related parties
Kantar	135.5	39.0
Other	46.3	27.9
	181.8	66.9
Amounts owed to related parties
Kantar	(6.3)	(5.6)
Other	(62.3)	(36.0)
	(68.6)	(41.6)